UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05734

Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215
(Address of principal executive offices) (Zip Code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.    Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Fair Value
Preferred Stock - 1.5%
REITs & Real Estate Management - 1.5%

iStar Financial, Inc., Series F, 1.56%	34,800	$695,652

Total Preferred Stocks		$695,652

Common Stocks - 86.0%
Banking Services - 27.1%
City National Corp. ^	9,570	492,951
First Niagara Financial Group, Inc.	97,615	789,705
First of Long Island Corp., The ^	31,256	962,997
First Republic Bank	12,630	435,230
Huntington Bancshares, Inc.	34,750	239,775
KeyCorp	81,510	712,397
National Penn Bancshares, Inc.	22,895	208,573
PNC Financial Services Group, Inc.	31,725	2,001,848
Popular, Inc. *	120,831	2,106,084
Sterling Bancorp	71,370	707,990
SunTrust Banks, Inc. ^	20,240	572,185
Tower Financial Corp.	34,165	404,855
U.S. Bancorp	17,824	611,363
Wells Fargo & Co. ◊	78,870	2,723,382
		12,969,335
Capital Markets - 3.5%
Charles Schwab Corp., The	78,260	1,000,946
Fortress Investment Group LLC, Class A ^	151,715	670,580
		1,671,526
Financial Services - 15.5%
Bank of New York Mellon Corp., The ◊	51,048	1,154,706
Citigroup, Inc.	39,970	1,307,818
CME Group, Inc.	9,375	537,188
JPMorgan Chase & Co. ◊	72,248	2,924,599
Morgan Stanley	85,780	1,435,957
		7,360,268
Insurance - 31.3%
ACE Ltd. ^	10,110	764,316
American International Group, Inc. *	35,690	1,170,275
Assurant, Inc.	31,520	1,175,696
Assured Guaranty Ltd.	189,406	2,579,711
Chubb Corp., The	3,135	239,138
Hartford Financial Services Group, Inc., The ^	122,717	2,385,618
HCC Insurance Holdings, Inc.	15,265	517,331

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares	Fair Value
Insurance - 31.3% (continued)
Horace Mann Educators Corp.	15,557	281,737
Old Republic International Corp.	82,370	766,041
Prudential Financial, Inc.	43,895	2,392,716
Selective Insurance Group, Inc.	39,855	756,846
Travelers Cos., Inc., The ◊	7,185	490,448
XL Group plc	58,630	1,408,879
		14,928,752
REITs & Real Estate Management - 8.6%
iStar Financial, Inc. REIT *	273,915	2,268,017
Redwood Trust, Inc. REIT ^	82,395	1,191,432
Winthrop Realty Trust REIT	59,907	645,797
		4,105,246
Total Common Stocks		$41,035,127
Registered Investment Company - 8.8%
Federated Prime Obligations Fund, 0.15% †Σ	4,217,665	4,217,665
Total Investment Securities - 96.9%		$45,948,444
Cost ($40,278,693)**
Segregated Cash With Brokers - 10.3%		4,913,764
Securities Sold Short - (9.7)%		(4,633,477)
(Proceeds $4,024,880)

Net Other Assets (Liabilities) - 3.1%		1,461,807

Net Assets - 100.0%		$47,690,538

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $4,070,040.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $3,166,703.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
Σ	Rate represents the daily yield on September 30, 2012.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments Sold Short
September 30, 2012 (Unaudited)

	Shares	Fair Value

Common Stocks - 9.7%
Banking Services - 6.9%
Bank of The Ozarks, Inc.	40,225	$1,386,557
Home Bancshares, Inc.	28,290	964,406
Lakeland BanCorp, Inc.	48,267	499,563
WesBanco, Inc.	7,040	145,798
Wintrust Financial Corp.	9,120	342,638
		3,338,962
Financial Services - 0.8%
Moody’s Corp.	8,135	359,323

Insurance - 2.0%
Cincinnati Financial Corp.	21,400	810,846
MBIA, Inc. *	12,275	124,346
		935,192
Total Common Stocks Sold Short - 9.7%
(Proceeds $4,024,880)		$4,633,477

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedules of Investments and Securities Sold Short
September 30, 2012 (Unaudited)

Organization

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Fund maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time.

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedules of Investments and Securities Sold Short (continued)
September 30, 2012 (Unaudited)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Board of Directors determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by the Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2012 based on the input levels assigned at December 31, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

		Level 2 -
	Level 1 -	Other Significant
	Quoted Prices	Observable Inputs
Investments in Securities: (Assets)
Preferred Stocks*	$695,652	$-
Common Stocks*	41,035,127	-
Registered Investment Company	4,217,665	-
Total	$45,948,444	$-
Investments in Securities Sold Short:
(Liabilities)
Common Stocks*	$(4,633,477)	$-

* See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Investment transactions

Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Fund records distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts once the issuers provide information about the actual composition of the distributions.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedules of Investments and Securities Sold Short (concluded)
September 30, 2012 (Unaudited)

Short sales

The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedule of Investments.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending

The Fund has a securities lending agreement with Citibank, N.A. (“Citibank”). Under the terms of the agreement, Citibank is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned.

The cash collateral is invested in short-term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Fund pays Citibank 15% of the net securities lending income plus any costs and other charges incurred by the Fund with Citibank to be paid as credits.

As of September 30, 2012, the value of securities loaned and the collateral held were as follows:
                             Fair Value of Securities Loaned       Fair Value of Collateral Received
                                                $4,070,040                                                $ 4,217,665

Federal income taxes

As of September 30, 2012, the cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Tax cost of portfolio investments	$40,589,456
Gross unrealized appreciation	6,993,800
Gross unrealized depreciation	(1,634,812)
Net unrealized appreciation	$5,358,988

Item 2.   Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report,  that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information  required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Financial Trends Fund, Inc.

                                                     /s/ James F. Laird, Jr.
By (Signature and Title) _____________________________________________________________
                                               James F. Laird, Jr., President

                   November 21, 2012
Date: ______________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                        /s/ James F. Laird, Jr.
By (Signature and Title) ______________________________________________________________
                                               James F. Laird, Jr., President

                    November 21, 2012
Date: ______________________________

                                                        /s/ Gary R. Young
By (Signature and Title) _______________________________________________________________
                                                    Gary R. Young, Treasurer

                    November 21, 2012
Date: ______________________________